Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	733.0	578.0
Pension plan average pensionable earnings	3 years
New pension plan average pensionable earnings	5 years
Annual pension plan contributions	160	163
Estimated annual pension plan contributions for 2014	160
Percentage of assets to ascertain concentration of credit risk	10.00%
Parent Company [Member] | Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan	15	20
Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan	217	243
OMERS [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employers contributions	2	2
Accrued liabilities	0.2	0.2
Contribution not more than maximum of total contribution		5.00%
Funded percentage		85.60%
Unfunded liability		9,924
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage	96.00%	82.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage	87.00%	77.00%